7. ACCRUED EXPENSES AND RELATED PARTIES	12 Months Ended
Jun. 30, 2014
Payables and Accruals [Abstract]
7. ACCRUED EXPENSES AND RELATED PARTIES

Accrued liabilities consist of the following:

	June 30, 2014	June 30, 2013
Accrued payroll and taxes	$387	$383
Accrued interest Accrued sponsorship fees Accrued advertising Accrued board of director fees Other	296 415 161 148 21	274 218 - 189 44
	$1,428	$1,108

Accrued liabilities, related party consist of the following:

	June 30, 2014	June 30, 2013
Accrued interest	$100	$357
Accrued other	206	162
	$306	$519